GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill by Reporting Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016
Goodwill
Goodwill, Beginning Balance	$ 198,535	$ 180,990
Acquisitions	11,413	17,506
Foreign Exchange, Net	2,696	39
Goodwill, Ending Balance	212,644	198,535
North
Goodwill
Goodwill, Beginning Balance	43,386	43,253
Acquisitions	7,391
Foreign Exchange, Net	350	133
Goodwill, Ending Balance	51,127	43,386
South
Goodwill
Goodwill, Beginning Balance	43,625	43,625
Acquisitions	3,113
Goodwill, Ending Balance	46,738	43,625
West
Goodwill
Goodwill, Beginning Balance	87,730	84,553
Acquisitions		3,177
Goodwill, Ending Balance	87,730	87,730
All Other
Goodwill
Goodwill, Beginning Balance	23,794	9,559
Acquisitions	909	14,329
Foreign Exchange, Net	2,346	(94)
Goodwill, Ending Balance	$ 27,049	$ 23,794